Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Bank (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash	₩ 156	₩ 375
Demand deposits	4,217,943	3,335,628
Cash and cash equivalents	4,218,099	3,336,003	₩ 2,365,022	₩ 2,602,560
Deposits in banks
Deposits in banks, Time deposits	1,800	1,500
Deposits in banks, Restricted deposits	76,852	77,257
Deposits in banks	78,652	78,757
Non-current assets
Deposits in banks, Restricted deposits	11	11
Cash and cash equivalents and deposits in banks	₩ 4,296,762	₩ 3,414,771